Common and Preferred Stock (As Restated) - Summary Of Each Class Of Preferred Stock (Detail) - Bird Rides [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	173,212,667	142,148,158
Shares Issued	153,738,961	135,023,946
Shares Outstanding	153,738,961	135,023,946
Aggregate Liquidation Preference	$ 1,087,242	$ 845,487
Carrying value of preferred stock	$ 1,044,642	$ 802,887
Series Seed Redeemable Convertible Preferred Stock One [Member]
Temporary Equity [Line Items]
Shares Authorized	9,787,845	9,787,845
Shares Issued	9,787,845	9,787,845
Shares Outstanding	9,787,845	9,787,845
Liquidation Preference Per Share	$ 0.4087	$ 0.4087
Aggregate Liquidation Preference	$ 4,000	$ 4,000
Annual Dividend Per Share	$ 0.0327	$ 0.0327
Initial Conversion Price Per Share	$ 0.4087	$ 0.4087
Carrying value of preferred stock	$ 4,000	$ 4,000
Series A Redeemable Convertible Preferred Stock One [Member]
Temporary Equity [Line Items]
Shares Authorized	19,738,093	19,738,093
Shares Issued	19,738,093	19,738,093
Shares Outstanding	19,738,093	19,738,093
Liquidation Preference Per Share	$ 0.7335	$ 0.7335
Aggregate Liquidation Preference	$ 14,477	$ 14,477
Annual Dividend Per Share	$ 0.0587	$ 0.0587
Initial Conversion Price Per Share	$ 0.7335	$ 0.7335
Carrying value of preferred stock	$ 14,477	$ 14,477
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	31,466,331	31,466,331
Shares Issued	31,466,331	31,466,331
Shares Outstanding	31,466,331	31,466,331
Liquidation Preference Per Share	$ 3.1780	$ 3.1780
Aggregate Liquidation Preference	$ 100,000	$ 100,000
Annual Dividend Per Share	$ 0.2542	$ 0.2542
Initial Conversion Price Per Share	$ 3.1780	$ 3.1780
Carrying value of preferred stock	$ 100,000	$ 100,000
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	30,108,491	30,108,491
Shares Issued	30,108,491	30,108,491
Shares Outstanding	30,108,491	30,108,491
Liquidation Preference Per Share	$ 6.3489	$ 6.3489
Aggregate Liquidation Preference	$ 191,156	$ 191,156
Annual Dividend Per Share	$ 0.3809	$ 0.3809
Initial Conversion Price Per Share	$ 6.3489	$ 6.3489
Carrying value of preferred stock	$ 148,556	$ 148,556
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	27,082,253	27,082,253
Shares Issued	26,900,200	26,900,199
Shares Outstanding	26,900,200	26,900,199
Liquidation Preference Per Share	$ 11.7455	$ 11.7455
Aggregate Liquidation Preference	$ 315,956	$ 315,956
Annual Dividend Per Share	$ 0.7047	$ 0.7047
Initial Conversion Price Per Share	$ 11.7455	$ 11.7455
Carrying value of preferred stock	$ 315,956	$ 315,956
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	44,000,000	23,223,949
Shares Issued	33,866,620	16,382,726
Shares Outstanding	33,866,620	16,382,726
Liquidation Preference Per Share	$ 12.9177	$ 12.9177
Aggregate Liquidation Preference	$ 437,479	$ 211,627
Annual Dividend Per Share	$ 0.7751	$ 0.7751
Initial Conversion Price Per Share	$ 12.9177	$ 12.9177
Carrying value of preferred stock	$ 437,479	$ 211,627
Series D-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	741,196	741,196
Shares Issued	640,261	640,261
Shares Outstanding	640,261	640,261
Liquidation Preference Per Share	$ 12.9177	$ 12.9177
Aggregate Liquidation Preference	$ 8,271	$ 8,271
Annual Dividend Per Share	$ 0.7751	$ 0.7751
Initial Conversion Price Per Share	$ 12.9177	$ 12.9177
Carrying value of preferred stock	$ 8,271	$ 8,271
Series D-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	9,359,501
Shares Issued	1,231,120
Shares Outstanding	1,231,120
Liquidation Preference Per Share	$ 12.9177
Aggregate Liquidation Preference	$ 15,903
Annual Dividend Per Share	$ 0.7751
Initial Conversion Price Per Share	$ 12.9177
Carrying value of preferred stock	$ 15,903
Series D-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	928,957
Liquidation Preference Per Share	$ 12.9177
Annual Dividend Per Share	0.7751
Initial Conversion Price Per Share	$ 12.9177